Apr. 01, 2019

NATIXIS FUNDS

Supplement dated October 24, 2019 to the Natixis Funds Prospectus, dated April 1, 2019, as may be revised or supplemented from time to time, for the following funds:

LOOMIS SAYLES GLOBAL GROWTH FUND

(the “Fund”)

Loomis, Sayles & Company, L.P. (“Loomis Sayles”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, 1.25%, and 1.00% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively. In order to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement do not exceed these amounts, Loomis Sayles may voluntarily waive additional advisory fees (see Footnote 5 below). This may result in the Class A, C, T and Y shareholders realizing a total annual fund operating expense after fee waiver and/or expense reimbursement lower than 1.25%, 2.00%, 1.25%, and 1.00% of the Fund’s average daily net assets for Class A, C, T and Y shares, respectively. This additional waiver may be terminated at any time.

The Annual Fund Operating Expenses table within the section “Fund Fees & Expenses” in the Summary Prospectus is amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses[1]	0.52%	0.52%	0.50%	0.52%[2]	0.52%
Total annual fund operating expenses	1.57%	2.32%	1.30%	1.57%	1.32%
Fee waiver and/or expense reimbursement[3,4]	0.32%[5]	0.32%[5]	0.35%	0.32%[5]	0.32%[5]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.25%	2.00%	0.95%	1.25%	1.00%

[1]	Other expenses have been restated to reflect current custodian fees for the Fund effective October 1, 2018.
[2]	Other expenses are estimated for the current fiscal year.
[3]

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, 0.95%, 1.25%, and 1.00% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[4]

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through March 31, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

[5]

In order to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement do not exceed the amounts disclosed in the table, the Adviser may voluntarily waive additional advisory fees. This may result in the Class A, C, T and Y shareholders realizing a total annual fund operating expense after fee waiver and/or expense reimbursement lower than 1.25%, 2.00%, 1.25%, and 1.00% of the Fund’s average daily net assets for Class A, C, T and Y shares, respectively. This additional waiver may be terminated at any time.

VAUGHAN NELSON SELECT FUND

(the “Fund”)

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively. In order to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement do not exceed these amounts, Natixis Advisors may voluntarily waive additional advisory fees (see Footnote 6 below). This may result in the Class A, C, T and Y shareholders realizing a total annual fund operating expense after fee waiver and/or expense reimbursement lower than 1.15%, 1.90%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, C, T and Y shares, respectively. This additional waiver may be terminated at any time.

The Annual Fund Operating Expenses table within the section “Fund Fees & Expenses” in the Summary Prospectus is amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.22%	0.21%	12.74%	0.22%[2]	0.21%
Acquired fund fees and expenses[3]	0.09%	0.09%	0.09%	0.09%	0.09%
Total annual fund operating expenses	1.31%	2.05%	13.58%	1.31%	1.05%
Fee waiver and/or expense reimbursement[4,5]	0.07%[6]	0.06%[6]	12.64%	0.07%[6]	0.06%[6]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.24%	1.99%	0.94%	1.24%	0.99%

[1]	Management fees have been restated to reflect the current management fees for the Fund effective as of July 1, 2019.
[2]	Other expenses are estimated for the current fiscal year.
[3]

The expense information shown in the table above differs from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

[4]

Natixis Advisors, L.P. (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.15%, 1.90%, 0.85%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, C, N, T and Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2021 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, C, N, T and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

[5]

Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through March 31, 2020 and may be terminated before then only with the consent of the Fund’s Board of Trustees.

[6]

In order to ensure that the total annual fund operating expenses after fee waiver and/or expense reimbursement do not exceed the amounts disclosed in the table, Natixis Advisors may voluntarily waive additional advisory fees. This may result in the Class A, C, T and Y shareholders realizing a total annual fund operating expense after fee waiver and/or expense reimbursement lower than 1.15%, 1.90%, 1.15% and 0.90% of the Fund’s average daily net assets for Class A, C, T and Y shares, respectively. This additional waiver may be terminated at any time.